Earnings per Common Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Summary of Computation of Basic and Diluted Earnings per Common Share

	For The Years Ended December 31,
	2013	2012

Net income attributable to the common shareholders	$7,704,970	8,312,469

Basic weighted-average common shares outstanding	9,535,161	7,960,662
Effect of dilutive securities	-	-
Diluted weighted-average common shares outstanding	9,535,161	7,960,662

Earnings per share:
Basic	$0.808	$1.044
Diluted	$0.808	$1.044